Earnings (loss) per common share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic loss per common share computation:
Net loss attributable to Unisys Corporation	$ (193.4)	$ (430.7)	$ (106.0)
Weighted average shares (in shares)	69,199	68,254	67,665
Basic loss per common share (in dollars per share)	$ (2.79)	$ (6.31)	$ (1.57)
Diluted loss per common share computation:
Net loss attributable to Unisys Corporation	$ (193.4)	$ (430.7)	$ (106.0)
Weighted average shares (in shares)	69,199	68,254	67,665
Plus incremental shares from assumed conversions of employee stock plans (in shares)	0	0	0
Adjusted weighted average shares (in shares)	69,199	68,254	67,665
Diluted loss per common share (in dollars per share)	$ (2.79)	$ (6.31)	$ (1.57)
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive weighted-average restricted stock units (in shares)	2,340	945	481